Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 19, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Advisor Managed Portfolios (the “Trust”)
File No. 333-275008
CornerCap Fundametrics® Large-Cap ETF S000082979

Dear Sir or Madam:

In response to comments provided by the staff of the Commission (the “Staff”) to the Trust on October 18, 2023, as set forth below, on behalf of the Trust, transmitted herewith for filing is Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement was filed on October 16, 2023, and contains a Prospectus/Information Statement that provides information regarding the reorganization of the CornerCap Fundametrics® Large-Cap ETF, a series of the Trust for Advised Portfolios (“Target Fund”), into the CornerCap Fundametrics® Large-Cap ETF, a series of the Trust.

The purpose of the Amendment is to respond to the Staff’s comments reproduced below, including corrected consents of the Target Fund’s independent registered public accounting firm and prior independent registered public accounting firm as exhibits to the Registration Statement.

Staff Comments

Comment: Please update the Capitalization table provided on page 9 of the Information Statement/Prospectus as of a date within 30 days of the Registration Statement filing.

Response: The Trust responds by making the requested revision.

Comment: Please include the consent of Cohen & Company, Ltd. with respect to the incorporation by reference in the Registration Statement of its report dated May 30, 2023, relating to the financial statements and financial highlights of the Target Fund for the year ended March 31, 2023, and to the references to the firm in the Registration Statement.

Response: The Trust responds by filing the consent of Cohen & Company, Ltd. as an exhibit with the Amendment.

If you have any questions regarding this filing, please call the undersigned at (626) 914-7372.

Sincerely,

/s/ Scott A. Resnick
Scott A. Resnick
Secretary for
Advisor Managed Portfolios